Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2015
Retail | Fidelity Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fhst_SupplementTextBlock	Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, and Fidelity Treasury Only Money Market Fund
June 29, 2015
Prospectus

The following information supplements information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4 and page 12, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.